SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 75,731	$ 62,752
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	19,694	18,048
Canada
Disclosure of geographical areas [line items]
Revenue	7,548	5,906
United Kingdom
Disclosure of geographical areas [line items]
Revenue	21,497	16,032
Brazil
Disclosure of geographical areas [line items]
Revenue	3,730	3,323
Other Europe
Disclosure of geographical areas [line items]
Revenue	8,491	6,191
Australia
Disclosure of geographical areas [line items]
Revenue	5,892	5,528
INDIA
Disclosure of geographical areas [line items]
Revenue	2,520	1,284
Colombia
Disclosure of geographical areas [line items]
Revenue	1,890	1,762
Other Asia
Disclosure of geographical areas [line items]
Revenue	2,708	2,388
Other
Disclosure of geographical areas [line items]
Revenue	$ 1,761	$ 2,290